INTEREST-BEARING DEPOSITS	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
INTEREST-BEARING DEPOSITS
INTEREST-BEARING DEPOSITS

	December 31, 2017	December 31, 2016
NOW accounts	$263,980	$269,712
Savings and money market accounts	705,491	606,706
Time deposits less than $250,000	207,185	239,569
Time deposits $250,000 and over	89,655	102,052
	$1,266,311	$1,218,039

Year-end maturities of time deposits, as of December 31, 2017, were as follows:

Year Ended December 31,	Amount
2018	$224,772
2019	39,553
2020	9,926
2021	14,709
2022	7,880
Thereafter	—
$296,840

Deposits of executive officers, directors and significant shareholders at December 31, 2017 and December 31, 2016 totaled $68,082 and $72,443, respectively.